S-K 1603(a)(7) Direct and Indirect Material Interest Holders	May 21, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As a result of their indirect interest in the founder shares through membership interests in our sponsor, our management team and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Experience and Involvement in Other SPACs [Text Block]

Through their respective membership interests in the sponsor, each of Mr. Dadoo González, our Co-Chief Executive Officer and Chief Financial Officer, and Alberto Gutiérrez Pier, our Co-Chief Executive Officer, Chairman and director, will receive an indirect interest in 421,667 founder shares (or 519,072 founder shares if the underwriters’ over-allotment option is exercised in full), and shall purchase the right to receive 27,500 private placement units (or 30,883 private placement units if the underwriters ‘over-allotment option is exercised in full) at a price of $10.00 per unit; and each of our director nominees, including Luís Peña Kegel, Alfredo Flores Ibarrola and John Salemi, will each receive an indirect interest in 421,667, 421,667, and 230,000 founder shares, respectively (or 519,072, 519,072, and 283,130 founder shares, respectively, if the underwriters’ over-allotment option is exercised in full), and shall purchase the right to receive 27,500, 27,500 and 15,000 private placement units, respectively, at a price of $10.00 per unit (or 30,883, 30,883 and 16,845 private placement units, respectively, if the underwriters’ over-allotment option is exercised in full).Subject to the third-party investors purchasing 115,000 private placement units (regardless of whether the underwriters’ over-allotment option is exercised) from us, our sponsor intends to transfer an aggregate of 1,035,000 founder shares to such third-party investors at the closing of this offering, for an aggregate consideration of approximately $5,175, or approximately $0.005 per share.

Mr Dadoo Gonzalez [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Dadoo Gonz